SCHEDULE OF COMMON STOCK ISSUED AND OUTSTANDING (Details) - shares		8 Months Ended	9 Months Ended	12 Months Ended
		Jul. 08, 2024	Sep. 30, 2025	Dec. 31, 2024	Mar. 07, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Stardust Power rollover equity			4,773,628	4,149,977
Common Stock, Shares, Outstanding, Ending Balance		4,773,665	8,954,343	4,773,628
Warrant outstanding				10,430,800
Private Warrants [Member]
Restructuring Cost and Reserve [Line Items]
Warrant outstanding		5,566,667			5,566,667
Global Partner Acquisition Corp II [Member]
Restructuring Cost and Reserve [Line Items]
Stardust Power rollover equity	[1],[2]	4,239,392
Common Stock, Shares, Outstanding, Ending Balance		4,773,665
Global Partner Acquisition Corp II [Member] | Public Share Holders [Member]
Restructuring Cost and Reserve [Line Items]
Issuance of common stock, shares	[3],[4]	13,742
Global Partner Acquisition Corp II [Member] | Sponsor [Member]
Restructuring Cost and Reserve [Line Items]
Issuance of common stock, shares	[5],[6]	400,000
Global Partner Acquisition Corp II [Member] | Private Placement Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Issuance of common stock, shares	[7]	107,754
Global Partner Acquisition Corp II [Member] | Non Redemption Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Issuance of common stock, shares	[8]	12,777

[1]	Includes (i) 89,413 shares of Combined Company Common Stock issued in exchange for shares of Legacy Stardust Power Common Stock with the conversion of the SAFE notes and convertible equity agreements and (ii) 4,149,977 shares of Combined Company Common Stock issued in accordance with the Business Combination Agreement underlying the Exchanged Company Restricted Common Stock.
[2]	Includes eight shareholders, whose shares are not subject to lock-up or transfer restrictions.
[3]	Excludes
[4]	Reflects the reclassification of $
[5]	Excludes
[6]	Includes
[7]	Reflects the receipt of $
[8]	Includes